                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT





CREDIT SUISSE FUNDS
Semiannual Report

April 30, 2002
(Unaudited)



    - CREDIT SUISSE
      HIGH INCOME FUND







More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at
466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE HIGH INCOME FUND
PORTFOLIO MANAGER'S LETTER
April 30, 2002


                                                                    May 28, 2002

Dear Shareholder:

    For the six months ended April 30, 2002, the Common Class Shares of Credit Suisse High Income Fund(1) (the "Fund") had a gain of 6.85%, vs. gains of 7.59% for the CSFB High Yield Index, Developed Countries Only(2) and 4.41% for the Lipper Open-End High Yield Bond Fund Index.(3)

    The period was a positive one for high-yield bonds. Investors deemed these securities to be generally attractive, given the group's relatively low valuations in the period (vs. valuations on high-quality bonds) combined with evidence of an economic rebound. Notably, the "Enron" worries that restrained high-quality corporate bonds late in early 2002 seemed of less concern in the high-yield market.

    The Fund outperformed its Lipper benchmark, aided by good showings from certain of the Fund's leisure, food processing and gaming holdings. However, the Fund lagged its CSFB benchmark. We attribute part of that underperformance to our smaller weightings in the airline and finance sectors, which fared well. That said, we continued to have general concerns regarding these industries' profitability. The Fund was also hindered somewhat by its underweighting in bonds rated CCC, which outperformed the broader market for high-yield debt.

    We remain cautiously optimistic about the prospects for the high yield market. We are generally optimistic regarding the macroeconomic outlook, and believe that any growth should benefit high yield in terms of quality and longer-term total return.

    At the same time, we see risks that suggest the appropriateness of caution. Primary among them are the rising price of oil, a wild card in the deck that could potentially halt the economy's rebound in its tracks and thus mar the outlook for the entire universe of high yield issuers; and the possibility that there may be additional Enron-type situations in which individual companies are revealed to have engaged in accounting or other practices deemed unethical and/or illegal.

    Our view persuades us to maintain a fairly defensive stance within the Fund. Compared to the Fund's CSFB benchmark, we intend to remain overweighted in the cable/media, gaming and energy industry sectors; and underweighted in the telecommunications, finance, utilities and airline sectors.

    We will consider the adoption of a less defensive approach if macroeconomic data give us greater confidence that a recovery is well-supported and sustainable.

Richard J. Lindquist
Portfolio Manager


    HIGH-YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISK THAN THOSE FOUND IN HIGHER-RATED SECURITIES.


                  SUMMARY OF ANNUALIZED TOTAL RETURNS (4/30/02)
               ---------------------------------------------------
                                     SINCE           INCEPTION
                  ONE YEAR         INCEPTION            DATE
               ---------------  ----------------  ----------------
                    2.91%            2.66%           8/01/2000


--------------
(1) Name changed from Credit Suisse Warburg Pincus High Income Fund effective December 12, 2001.
(2) The CSFB High Yield Index, Developed Countries Only is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's adviser. Name changed from CSFB Domestic + High Yield Index effective May 31, 2001. Investors cannot invest directly in an index.
(3) The Lipper Open-End High Yield Bond Index is composed of open-end mutual funds that invest primarily in high-yield debt securities. The index does not include sales charges, fees or expenses in its calculation. Investors cannot invest directly in an index.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

       PAR                                                              RATINGS(1)
      (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%         VALUE
      -----                                                            -------------         --------           -----         -----
CORPORATE BONDS (93.4%)
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (1.3%)
      $ 100   Collins & Aikman Products, Inc., Rule 144A,
                Private Placement, Senior Notes
                (Callable 12/31/06 @ $105.375)(2)                         (B , B1)           12/31/11          10.750    $   105,000
        100   Stanadyne Automotive Corp., Series B
                Company Guaranteed
                (Callable 12/15/02 @ $105.12)                             (B , Caa)          12/15/07          10.250         80,500
                                                                                                                         -----------
                                                                                                                             185,500
                                                                                                                         -----------

AUTOMOBILE PARTS & EQUIPMENT (2.5%)
        150   American Axle & Manufacturing, Inc., Company
                Guaranteed (Callable 3/01/04 @ $104.875)                  (B+ , B1)          03/01/09           9.750        162,375
        100   CSK Auto, Inc.                                              (B , B2)           06/15/06          12.000        107,500
        150   Hayes Lemmerz International, Inc., Rule 144A(2),(3)        (B- , Caa1)         06/15/06          11.875        102,000
                                                                                                                         -----------
                                                                                                                             371,875
                                                                                                                         -----------

BEVERAGES (0.7%)
        100   National Wine & Spirits, Inc., Company
                Guaranteed (Callable 1/15/04 @ $105.06)                   (B , B2)           01/15/09          10.125        104,125
                                                                                                                         -----------

BROADCAST/OUTDOOR (2.3%)
        110   Ackerley Group, Inc., Series B, Senior
                Subordinated Notes
                (Callable 1/15/04 @ $104.50)                             (CCC+ , B3)         01/15/09           9.000        119,075
        150   Paxson Communications Corp., Rule 144A,
                Private Placement, Senior Discount Notes
                (Callable 1/15/06 @ $106.125)(2)                          (B- , B3)          01/15/09          12.250        112,125
        100   Young Broadcasting, Inc., Rule 144A, Private
                Placement, Senior Notes
                (Callable 12/15/05 @ $104.25)(2)                          (B , B2)           12/15/08           8.500        104,500
                                                                                                                         -----------
                                                                                                                             335,700
                                                                                                                         -----------

BUILDING & BUILDING MATERIALS (0.2%)
         50   Encompass Services Corp.
                (Callable 5/1/04 @ $105.44)                               (B+ , B2)          05/01/09          10.500         34,000
                                                                                                                         -----------

CHEMICALS (6.5%)
        200   Avecia Group PLC, Company Guaranteed
                (Callable 7/01/04 @ $105.50)                              (B , B2)           07/01/09          11.000        211,000
        100   Equistar Chemicals LP/Equistar Funding Corp.,
                Global Company Guaranteed                               (BBB- , Ba2)         09/01/08          10.125         99,000
        150   Ferro Corp., Senior Notes                                 (BBB- , Baa3)        01/01/09           9.125        158,955
        150   Huntsman ICI Chemicals LLC, Company
                Guaranteed (Callable 7/01/04 @ $105.06)                   (B , B2)           07/01/09          10.125        135,562
        100   Lyondell Chemical Co., Rule 144A, Private
                Placement, Secured
                (Callable 12/15/05 @ $104.75)(2)                         (BB , Ba3)          12/15/08           9.500         98,500


                 See Accompanying Notes to Financial Statements.

       PAR                                                              RATINGS(1)
      (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%         VALUE
      -----                                                            -------------         --------           -----         -----
      $ 150   Scotts Co., Company Guaranteed
                (Callable 1/15/04 @ $104.31)                              (B+ , B2)          01/15/09           8.625    $   154,875
        100   United Industries Corp., Series B, Senior
                Subordinated Notes
                (Callable 4/01/04 @ $104.938)                            (CCC+ , B3)         04/01/09           9.875        102,000
                                                                                                                         -----------
                                                                                                                             959,892
                                                                                                                         -----------

COMMERCIAL SERVICES (3.9%)
        250   Iron Mountain, Inc., Company Guaranteed
                (Callable 4/01/06 @ $104.313)                             (B , B2)           04/01/13           8.625        258,750
        100   La Petite Academy, Inc., Series B, Company
                Guaranteed (Callable 5/15/03 @ $105.00)                 (CCC- , Caa3)        05/15/08          10.000         72,500
        180   Phoenix Color Corp., Company Guaranteed
                (Callable 2/01/04 @ $105.19)                             (B- , Caa2)         02/01/09          10.375        143,100
        100   Trico Marine Services, Inc., Series G, Company
                Guaranteed (Callable 8/01/02 @ $102.83)                   (B , B1)           08/01/05           8.500        101,750
                                                                                                                         -----------
                                                                                                                             576,100
                                                                                                                         -----------

COMMUNICATIONS & MEDIA (0.7%)
        100   Sinclair Broadcast Group, Inc., Rule 144A,
                Private Placement, Senior Subordinated
                Notes (Callable 12/15/06 @ $104.38)(2)                    (B , B2)           12/15/11           8.750        105,500
                                                                                                                         -----------

CONGLOMERATE/DIVERSIFIED MANUFACTURING (0.7%)
        100   Day International Group, Inc., Series B, Senior
                Notes (Callable 6/01/02 @ $102.47)                        (B- , B2)          06/01/05          11.125        100,500
                                                                                                                         -----------

CONSUMER PRODUCTS/TOBACCO (1.0%)
        150   Revlon Consumer Products, Rule 144A, Private
                Placement, Senior Notes(2)                               (B- , Caa1)         12/01/05          12.000        150,750
                                                                                                                         -----------

CONTAINERS (0.7%)
        100   BPC Holding Corp., Series B, Senior Secured
                Notes (Callable 6/15/02 @ $105.33)                       (B- , Caa2)         06/15/06          12.500        103,500
                                                                                                                         -----------

DIVERSIFIED FINANCIALS (0.7%)
        100   Americredit Corp., Company Guaranteed
                (Callable 4/15/03 @ $104.938)                            (BB- , Ba1)         04/15/06           9.875        105,000
                                                                                                                         -----------

ELECTRONICS (0.7%)
        100   Fairchild Semiconductor Corp., Company
                Guaranteed (Callable 4/01/03 @ $105.19)                   (B , B2)           10/01/07          10.375        106,750
                                                                                                                         -----------

ENTERTAINMENT (4.1%)
        150   AMC Entertainment, Inc., Senior Subordinated
                Notes (Callable 2/01/04 @ $104.75)                      (CCC , Caa3)         02/01/11           9.500        151,500
        100   Argosy Gaming Co., Company Guaranteed
                (Callable 6/01/04 @ $105.38)                              (B+ , B2)          06/01/09          10.750        111,125
        100   Charter Communication Holdings                              (B+ , B2)          05/15/11          10.000         93,500
        100   Penn National Gaming, Inc.                                  (B- , B3)          03/15/10           8.875        100,500
        150   Salem Communications Holding Corp.
                (Callable 7/01/06 @ 104.50)                               (B- , B3)          07/01/11           9.000        157,875
                                                                                                                         -----------
                                                                                                                             614,500
                                                                                                                         -----------


                 See Accompanying Notes to Financial Statements.

       PAR                                                              RATINGS(1)
      (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%         VALUE
      -----                                                            -------------         --------           -----         -----
ENVIRONMENTAL CONTROL (1.7%)
      $ 250   Allied Waste North America, Series B, Company
                Guaranteed (Callable 8/01/04 @ $105.00)                   (B+ , B2)          08/01/09          10.000    $   258,125
                                                                                                                         -----------

FOOD (3.8%)
        100   Aurora Foods, Inc., Series B, Senior Subordinated
                Notes (Callable 7/01/03 @ $106.38)                      (CCC+ , Caa1)        07/01/08           8.750         96,250
        100   B&G Foods, Inc., Company Guaranteed,
                (Callable 8/01/02 @ $104.81)                              (B- , B3)          08/01/07           9.625        103,500
        200   Fleming Companies, Inc., Series D Global Company
                Guaranteed (Callable 7/31/02 @ $105.31)                   (NR , B2)          07/31/07          10.625        206,500
        150   Great Atlantic & Pacific Tea (Food LOC)                     (BB , B2)          12/15/11           9.125        158,625
                                                                                                                         -----------
                                                                                                                             564,875
                                                                                                                         -----------

FOREST PRODUCTS, PAPER (1.4%)
        100   Appleton Paper, Inc., Rule 144A, Private
                Placement, Senior Subordinated Notes
                (Callable 12/15/05 @ $106.25)(2)                          (B+ , B3)          12/15/08          12.500        100,500
        100   Tembec Industries, Inc., Company Guaranteed                (BB+ , Ba1)         02/01/11           8.500        104,500
                                                                                                                         -----------
                                                                                                                             205,000
                                                                                                                         -----------

GAMING (2.4%)
        100   Aztar Corp., Global Senior Subordinated Notes
                (Callable 8/15/06 @ $104.50)                             (B+ , Ba3)          08/15/11           9.000        105,500
        100   Majestic Investor Holdings, Rule 144A, Private
                Placement, Company Guaranteed
                (Callable 11/30/05 @ $105.83)(2)                          (B , B2)           11/30/07          11.653         95,375
        100   Majestic Star Casino LLC, Series B, Company
                Guaranteed, Senior Secured Notes
                (Callable 7/01/03 @ $105.44)                              (B , B2)           07/01/06          10.875        101,375
         50   Sun International Hotels, Company Guaranteed,
                Yankee Senior Subordinated Notes
                (Callable 3/15/03 @ $103.00)                             (B+ , Ba2)          03/15/07           9.000         52,250
                                                                                                                         -----------
                                                                                                                             354,500
                                                                                                                         -----------

HEALTHCARE FACILITIES/SUPPLIES (2.1%)
        100   Fisher Scientific International, Inc., Rule 144A,
                Private Placement, Senior Subordinated
                Notes (Callable 5/01/07 @ $104.063)(2)                    (B , B3)           05/01/12           8.125        101,250
        100   Icon Health & Fitness, Rule 144A, Private
                Placement, Senior Subordinated Notes
                (Callable 4/01/07 @ $105.625)(2)                          (B- , B3)          04/01/12          11.250         98,500
        100   Rotech Healthcare, Inc., Rule 144A, Private
                Placement, Senior Subordinated Notes
                (Callable 4/01/07 @ $104.75)(2)                           (B+ , B2)          04/01/12           9.500        105,000
                                                                                                                         -----------
                                                                                                                             304,750
                                                                                                                         -----------


                 See Accompanying Notes to Financial Statements.

       PAR                                                              RATINGS(1)
      (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%         VALUE
      -----                                                            -------------         --------           -----         -----
HEALTHCARE SERVICES (3.2%)
      $ 100   Extendicare Health Services, Inc., Company
                Guaranteed, Senior Subordinated Notes
                (Callable 12/15/02 @ $104.68)                            (CCC+ , B3)         12/15/07           9.350    $    95,000
        200   Magellan Health Services, Inc., Senior
                Subordinated Notes
                (Callable 2/15/03 @ $104.50)                              (B- , B3)          02/15/08           9.000        171,000
        200   Triad Hospitals, Inc., Rule 144A
                (Callable 5/01/05 @ $104.375)(2)                          (B- , B1)          05/01/09           8.750        214,500
                                                                                                                         -----------
                                                                                                                             480,500
                                                                                                                         -----------

HOLDING COMPANIES (0.7%)
        100   Werner Holdings Co., Inc., Series A, Company
                Guaranteed (Callable 11/15/02 @ $105.00)                  (B- , B2)          11/15/07          10.000        102,000
                                                                                                                         -----------

HOME BUILDERS (3.4%)
        100   Beazer Homes USA, Inc., Rule 144A, Private
                Placement, Senior Notes
                (Callable 4/15/07 @ $104.19)(2)                           (BB , NR)          04/15/12           8.375        102,375
        100   D.R. Horton, Inc., Rule 144A, Private Placement,
                Senior Notes (Callable 4/15/07 @ $104.25)(2)             (BB , Ba1)          04/15/12           8.500        100,375
        150   KB Home, Senior Subordinated Notes                         (BB- , Ba3)         12/15/08           8.625        154,125
        150   Toll Corp., Senior Subordinated Notes
                (Callable 12/01/06 @ $104.12)                            (BB+ , Ba2)         12/01/11           8.250        152,625
                                                                                                                         -----------
                                                                                                                             509,500
                                                                                                                         -----------

INDUSTRIAL - OTHER (0.7%)
        150   International Utility Structures, Senior
                Subordinated Notes
                (Callable 2/01/03 @ $105.375)                             (B- , Ca)          02/01/08          10.750         96,000
                                                                                                                         -----------

IRON & STEEL (0.3%)
        100   WCI Steel, Inc., Rule 144A, Series B, Senior
                Notes (Callable 12/01/01 @ $105.00)(2)                    (B , B3)           12/01/04          10.000         47,500
                                                                                                                         -----------

LEISURE (3.3%)
        150   Booth Creek Ski Holdings, Inc., Series B,
                Company Guaranteed
                (Callable 3/15/03 @ $104.167)                           (CCC+ , Caa1)        03/15/07          12.500        134,437
        250   Hard Rock Hotel, Inc., Series B, Senior
                Subordinated Notes
                (Callable 4/01/03 @ $102.313)                            (B- , Caa2)         04/01/05           9.250        249,375
        100   Mohegan Tribal Gaming, Senior Subordinated
                Notes (Callable 1/01/04 @ $104.38)                       (BB- , Ba3)         01/01/09           8.750        104,500
                                                                                                                         -----------
                                                                                                                             488,312
                                                                                                                         -----------


                See Accompanying Notes to Financial Statements.

       PAR                                                              RATINGS(1)
      (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%         VALUE
      -----                                                            -------------         --------           -----         -----
LODGING (4.8%)
      $ 250   Aztar Corp., Senior Subordinated Notes
                (Callable 5/15/03 @ $104.44)                             (B+ , Ba3)          05/15/07           8.875    $   261,875
        200   Coast Hotels & Casinos, Inc., Company
                Guaranteed, Senior Subordinated Notes
                (Callable 4/01/04 @ $104.75)                              (B , B2)           04/01/09           9.500        212,750
        150   HMH Properties, Inc., Series B, Company
                Guaranteed (Callable 8/01/03 @ $103.99)                  (BB- , Ba3)         08/01/08           7.875        148,125
        100   Windsor Woodmont Black Hawk, Series B,
                First Mortgage (Callable 3/15/03 @ $108.666)             (CCC+ , NR)         03/15/05          13.000         90,375
                                                                                                                         -----------
                                                                                                                             713,125
                                                                                                                         -----------

MEDIA (7.8%)
        100   Adelphia Communications Corp., Senior Notes                 (B+ , B2)          05/01/09           7.875         78,750
        250   Charter Communications Holdings LLC, Senior
                Notes (Callable 4/01/04 @ $104.31)                        (B+ , B2)          04/01/09           8.625        224,375
        100   Coaxial Communications of Central Ohio, Inc.,
                Company Guaranteed, Senior Notes
                (Callable 8/15/02 @ $105.00)                              (B , B3)           08/15/06          10.000        102,000
        150   CSC Holdings, Inc., Series B, Senior Notes                 (BB+ , Ba1)         04/01/11           7.625        140,733
        100   Gray Communication System, Inc., Rule 144A,
                Private Placement, Senior Subordinated Notes
                (Callable 12/15/06 @ $104.625)(2)                         (B- , B3)          12/15/11           9.250        105,000
        150   Lenfest Communications                                    (BBB , Baa3)         02/15/08           8.250        156,562
        250   Liberty Group Operating, Inc., Company
                Guaranteed (Callable 2/01/03 @ $104.688)                (CCC+ , Caa1)        02/01/08           9.375        209,062
        250   Pegasus Communications Corp., Series B, Senior
                Notes (Callable 12/01/02 @ $104.88)                      (CCC+ , B3)         12/01/06           9.750        148,750
                                                                                                                         -----------
                                                                                                                           1,165,232
                                                                                                                         -----------

METAL FABRICATE/HARDWARE (0.7%)
        100   Alltrista Corp., Rule 144A, Private Placement,
                Senior Subordinated Notes
                (Callable 5/01/07 @ $104.87)(2)                           (B- , B3)          05/01/12           9.750         98,250
                                                                                                                         -----------

MISCELLANEOUS MANUFACTURING (3.0%)
        100   BGF Industries, Inc., Series B, Senior Subordinated
                Notes (Callable 1/15/04 @ $105.25)                       (CCC+ , B3)         01/15/09          10.250         78,500
        150   Building Materials Corp.                                    (B+ , B2)          07/15/05           7.750        131,438
        250   Roller Bearing Co. of America, Series B,
                Company Guaranteed
                (Callable 6/15/02 @ $104.8125)                            (B- , B3)          06/15/07           9.625        231,563
                                                                                                                         -----------
                                                                                                                             441,501
                                                                                                                         -----------


                See Accompanying Notes to Financial Statements.

       PAR                                                              RATINGS(1)
      (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%         VALUE
      -----                                                            -------------         --------           -----         -----
OIL & GAS (2.7%)
      $ 100   Abraxas Petroleum Corp., Series B, Company
                Guaranteed (Callable 3/15/02 @ $103.167)                  (NR , B3)          03/15/03          12.875    $   100,500
        100   Chesapeake Energy Corp., Global Company
                Guaranteed, Senior Notes
                (Callable 4/01/06 @ $104.06)                              (B+ , B2)          04/01/11           8.125        100,500
        100   Forest Oil Corp., Global Senior Notes                      (BB , Ba3)          06/15/08           8.000        102,750
        100   Mission Resources Corp., Series C, Global
                Company Guaranteed
                (Callable 4/01/03 @ $103.625)                             (B- , B3)          04/01/07          10.875         94,000
                                                                                                                         -----------
                                                                                                                             397,750
                                                                                                                         -----------

OIL & GAS SERVICES (0.8%)
        150   Southwest Royalties, Inc., Series B, Company
                Guaranteed (Callable 10/15/02 @ $102.63)                (CCC- , Caa2)        10/15/04          10.500        111,750
                                                                                                                         -----------

OIL EQUIPMENT (2.0%)
        250   Transocean Sedco Forex, Inc., Global Bonds                 (NR , Baa2)         12/15/08           9.500        292,869
                                                                                                                         -----------

PACKAGING & CONTAINERS (5.5%)
        250   Consolidated Container Co., Company
                Guaranteed (Callable 7/15/04 @ $105.06)                   (B , B2)           07/15/09          10.125        201,250
        150   Owens-Illinois, Inc., Senior Notes                          (B+ , B3)          05/15/08           7.350        136,500
        250   Packaging Corp. of America, Company
                Guaranteed (Callable 4/01/04 @ $104.8125)                (BB- , Ba2)         04/01/09           9.625        273,750
        100   Riverwood International Corp., Company
                Guaranteed (Callable 4/01/03 @ $102.72)                 (CCC+ , Caa1)        04/01/08          10.875        104,750
        100   Sealed Air Corp., Rule 144A, Company
                Guaranteed(2)                                           (BBB , Baa3)         07/01/08           8.750        105,635
                                                                                                                         -----------
                                                                                                                             821,885
                                                                                                                         -----------

PHARMACEUTICALS (1.0%)
        150   aaiPharma, Inc., Rule 144A, Private Placement,
                Senior Subordinated Notes
                (Callable 4/01/06 @ $105.50)(2)                         (B- , Caa1)          04/01/10          11.000        155,250
                                                                                                                         -----------

PUBLISHING (0.7%)
        100   Hollinger International Publishing, Inc.,
                Company Guaranteed, Senior Subordinated
                Notes (Callable 3/15/03 @ $103.08)                       (B+ , Ba3)          03/15/07           9.250        103,250
                                                                                                                         -----------

RETAIL (1.3%)
        250   Advantica Restaurant Group, Inc., Senior
                Notes (Callable 1/15/03 @ $105.63)                        (C , B3)           01/15/08          11.250        194,375
                                                                                                                         -----------

RETAIL STORES (0.7%)
        100   Michaels Stores, Inc., Senior Notes
                (Callable 7/01/05 @ $104.63)                             (BB , Ba2)          07/01/09           9.250        106,500
                                                                                                                         -----------


                See Accompanying Notes to Financial Statements.

       PAR                                                              RATINGS(1)
      (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%         VALUE
      -----                                                            -------------         --------           -----         -----
SECONDARY OIL & GAS PRODUCERS (2.2%)
      $ 150   Swift Energy Co., Senior Subordinated Notes
                (Callable 5/01/07 @ $104.69)                              (B , NR)           05/01/12           9.375    $   153,750
        100   Vintage Petroleum, Inc., Global Senior
                Subordinated Notes
                (Callable 5/15/06 @ $103.94)                             (BB- , Ba3)         05/15/11           7.875         94,000
        100   Wiser Oil Co., Company Guaranteed, Senior
                Subordinated Notes
                (Callable 5/15/02 @ $104.75)                            (CCC+ , Caa3)        05/15/07           9.500         83,500
                                                                                                                         -----------
                                                                                                                             331,250
                                                                                                                         -----------

SERVICES - OTHER (0.1%)
        100   Flag, Ltd. (Callable 1/08/03 @ $104.125)(3)                (BB- , Ba3)         01/30/08           8.250         17,500
                                                                                                                         -----------

TELECOMMUNICATIONS (5.5%)
        100   Echostar DBS Corp., Senior Notes
                (Callable 2/01/04 @ $104.69)                              (B+ , B1)          02/01/09           9.375        104,750
        150   Lucent Technologies, Inc., Notes                            (B+ , B2)          07/15/06           7.250        123,000
        250   NTL Communications Corp., Series B, Senior
                Notes (Callable 10/01/03 @ $106.19)(3),(4)                (B- , Ca)          10/01/08          12.375         81,250
        150   Primus Telecommunications Group, Senior
                Notes (Callable 9/17/01 @ $105.87)                      (CCC , Caa2)         08/01/04          11.750         68,250
        163   TeleCorp PCS, Inc., Company Guaranteed, Senior
                Subordinated Notes
                (Callable 4/15/04 @ $105.81)(4)                           (NR , B3)          04/15/09          11.625        146,700
        150   Time Warner Telecom LLC, Senior Notes
                (Callable 7/15/03 @ $104.87)                              (B- , B3)          07/15/08           9.750         74,250
        250   Tritel PCS, Inc., Company Guaranteed
                (Callable 5/15/04 @ $106.37)(4)                           (NR , B3)          05/15/09          12.750        225,000
                                                                                                                         -----------
                                                                                                                             823,200
                                                                                                                         -----------

TEXTILES (2.8%)
        150   Collins and Aikman Floorcave                                (B , B2)           02/15/10           9.750        157,875
        250   Simmons Co., Series B, Senior Subordinated
                Notes (Callable 3/15/04 @ $105.125)                       (B- , B3)          03/15/09          10.250        263,438
                                                                                                                         -----------
                                                                                                                             421,313
                                                                                                                         -----------

TRANSPORTATION (1.8%)
        150   Atlas Air Worldwide Holdings, Inc., Senior Notes
                (Callable 11/15/02 @ $104.69)                             (B , B1)           11/15/06           9.375        115,500
        150   Teekay Shipping Corp.                                      (BB- , Ba2)         07/15/11           8.875        157,500
                                                                                                                         -----------
                                                                                                                             273,000
                                                                                                                         -----------


                See Accompanying Notes to Financial Statements.

       PAR                                                              RATINGS(1)
      (000)                                                            (S&P/MOODY'S)         MATURITY           RATE%         VALUE
      -----                                                            -------------         --------           -----         -----
WIRELESS (1.0%)
      $ 150   Triton PCS, Inc., Global Company Guaranteed
                (Callable 11/15/06 @ $104.38)                             (B- , B2)          11/15/11           8.750    $   141,000
                                                                                                                         -----------
TOTAL CORPORATE BONDS (Cost $14,237,378)                                                                                  13,873,754
                                                                                                                         -----------

FOREIGN BONDS (1.4%)
         50   Corus Entertainment, Inc., Rule 144A, Private
                Placement, Senior Subordinated Notes(2)                   (B+ , B1)          03/01/12           8.750         52,125
        100   GT Group Telecom, Inc., Yankee Senior Discount
                Notes (Callable 2/01/05 @ $106.63)(4)                     (B- , Ca)          02/01/10          11.625          4,500
        150   Hockey Co. & Sport Maska, Inc., Units, Private
                Placement (Callable 4/15/06 @ $105.63)                    (B , B2)           04/15/09          11.250        153,750
                                                                                                                         -----------
TOTAL FOREIGN BONDS (Cost $229,978)                                                                                          210,375
                                                                                                                         -----------


    NUMBER
      OF
    SHARES
    ------
WARRANT (0.0%)
TELECOMMUNICATIONS (0.0%)
        100   GT Group Telecom, Inc., Rule 144A,
                strike $0.00 expires February 2010 (Cost $2,500)(2)                                                              150
                                                                                                                         -----------
PREFERRED STOCK (2.0%)
TELECOMMUNICATIONS (2.0%)
    362,280   Dobson Communications Corp. (Cost $361,183)                                                                    301,598
                                                                                                                         -----------
TOTAL INVESTMENTS AT VALUE (96.8%) (Cost $14,831,039)(5)                                                                  14,385,877
OTHER ASSETS IN EXCESS OF LIABILITIES (3.2%)                                                                                 476,946
                                                                                                                         -----------
NET ASSETS (100.0%)                                                                                                      $14,862,823
                                                                                                                         ===========

(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to a value of $2,260,010 or 15.2% of net assets.
(3) Security in default.
(4) Step Bond - The interest as of April 30, 2002 is 0% and will reset to the interest rate shown at a future date.
(5) Also cost for federal income tax purposes.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

ASSETS
      Investments at value (Cost $14,831,039)                                       $14,385,877
      Cash                                                                               59,455
      Interest receivable                                                               364,671
      Receivable for investments sold                                                   100,744
      Receivable from investment advisor                                                 14,156
      Prepaid expenses and other assets                                                  53,162
                                                                                    -----------
         Total Assets                                                                14,978,067
                                                                                    -----------

LIABILITIES
      Administrative services fee payable                                                   357
      Dividend payable                                                                  109,031
      Distribution fee payable                                                            5,854
                                                                                    -----------
         Total Liabilities                                                              115,242
                                                                                    -----------

NET ASSETS
      Capital stock, $0.001 par value                                                     1,830
      Paid-in capital                                                                17,817,725
      Accumulated net investment loss                                                   (58,290)
      Accumulated net realized loss on investments                                   (2,453,280)
      Net unrealized depreciation from investments                                     (445,162)
                                                                                    -----------
         Net Assets                                                                 $14,862,823
                                                                                    ===========

COMMON SHARES
      Net assets                                                                    $ 1,819,827
      Shares outstanding                                                                224,339
                                                                                    -----------
      Net asset value, offering price and redemption price per share                      $8.11
                                                                                          =====

A SHARES
      Net assets                                                                    $ 8,495,565
      Shares outstanding                                                              1,045,000
                                                                                    -----------
      Net asset value and redemption price per share                                      $8.13
                                                                                          =====
      Maximum offering price per share (net asset value/(1-4.75%))                        $8.54
                                                                                          =====

B SHARES
      Net assets                                                                    $ 3,435,329
      Shares outstanding                                                                423,589
                                                                                    -----------
      Net asset value and offering price per share                                        $8.11
                                                                                          =====

C SHARES
      Net assets                                                                    $ 1,112,102
      Shares outstanding                                                                136,984
                                                                                    -----------
      Net asset value and offering price per share                                        $8.12
                                                                                          =====


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

INTEREST INCOME                                                                       $ 744,640
                                                                                      ---------
EXPENSES
      Investment advisory fees                                                           51,838
      Administrative services fees                                                       16,517
      Shareholder servicing/Distribution fees                                            31,555
      Registration fees                                                                  41,903
      Legal fees                                                                         16,784
      Audit fees                                                                          7,337
      Transfer agent fees                                                                 7,306
      Printing fees                                                                       5,436
      Trustees fees                                                                       4,831
      Insurance expense                                                                   3,102
      Custodian fees                                                                        994
      Interest expense                                                                       27
      Miscellaneous expense                                                               2,130
                                                                                      ---------
         Total expenses                                                                 189,760
      Less: fees waived and expenses reimbursed                                         (95,258)
                                                                                      ---------
         Net expenses                                                                    94,502
                                                                                      ---------
            Net investment income                                                       650,138
                                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
      Net realized loss from investments                                               (684,913)
      Net change in unrealized appreciation (depreciation) from investments             986,414
                                                                                      ---------
      Net realized and unrealized gain from investments                                 301,501
                                                                                      ---------
      Net increase in net assets resulting from operations                            $ 951,639
                                                                                      =========


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE SIX MONTHS
                                                                                         ENDED             FOR THE YEAR
                                                                                    APRIL 30, 2002             ENDED
                                                                                      (UNAUDITED)        OCTOBER 31, 2001
                                                                                  ------------------     ----------------
FROM OPERATIONS
   Net investment income                                                             $   650,138           $ 1,323,573
   Net loss on investments                                                              (684,913)           (1,364,120)
   Net change in unrealized appreciation (depreciation) from investments                 986,414                87,128
                                                                                     -----------           -----------
     Net increase in net assets resulting from operations                                951,639                46,581
                                                                                     -----------           -----------

FROM DIVIDENDS
   Dividends from net investment income
     Common Class shares                                                                 (53,714)              (40,270)
     Class A shares                                                                     (413,667)             (970,130)
     Class B shares                                                                     (131,585)             (130,276)
     Class C shares                                                                      (39,290)              (22,894)
     Class D shares                                                                      (59,879)             (170,296)
                                                                                     -----------           -----------
     Net decrease in net assets from dividends                                          (698,135)           (1,333,866)
                                                                                     -----------           -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                                        5,196,209             4,507,390
   Reinvestment of dividends                                                             322,662               764,472
   Net asset value of shares redeemed                                                 (4,231,569)           (4,407,149)
                                                                                     -----------           -----------
     Net increase in net assets from capital share transactions                        1,287,302               864,713
                                                                                     -----------           -----------
   Net increase (decrease) in net assets                                               1,540,806              (422,572)

NET ASSETS
   Beginning of period                                                                13,322,017            13,744,589
                                                                                     -----------           -----------
   End of period                                                                     $14,802,823           $13,322,017
                                                                                     ===========           ===========
ACCUMULATED NET INVESTMENT LOSS                                                      $   (58,290)          $   (10,293)
                                                                                     ===========           ===========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE SIX
                                                                           MONTHS ENDED       FOR THE YEAR ENDED OCTOBER 31,
                                                                          APRIL 30, 2002      ------------------------------
                                                                           (UNAUDITED)            2001             2000(1)
                                                                        ------------------    ------------      ------------
PER SHARE DATA
   Net asset value, beginning of period                                       $ 7.96             $ 8.73            $ 9.21
                                                                              ------             ------            ------
INVESTMENT OPERATIONS
   Net investment income                                                        0.39               0.80              0.21
   Net gain (loss) on investments (both realized and unrealized)                0.15              (0.71)            (0.48)
                                                                              ------             ------            ------
         Total from investment operations                                       0.54               0.09             (0.27)
                                                                              ------             ------            ------
LESS DIVIDENDS
   Dividends from net investment income                                        (0.39)             (0.86)            (0.21)
                                                                              ------             ------            ------
NET ASSET VALUE, END OF PERIOD                                                $ 8.11             $ 7.96            $ 8.73
                                                                              ======             ======            ======
         Total return                                                           6.85%(2)           0.88%            (2.98)%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                   $1,820             $  599            $  141
      Ratio of expenses to average net assets(3)                                1.10%(4)           1.10%             1.10%(4)
      Ratio of net investment income to average net assets                      8.77%(4)           9.98%             9.14%(4)
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements                                   1.29%(4)           1.41%             1.58%(4)
   Portfolio turnover rate                                                        28%                41%               44%


(1) For the period August 31, 2000 (inception date) through October 31, 2000.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00% for the six months ended April 30, 2002, and .00% and .00% for the years ended October 31, 2001, and 2000, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was 1.10% for the six months ended April 30, 2002, and for the years ended October 31, 2001 and 2000.
(4) Annualized.



                See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Credit Suisse High Income Fund, formerly Credit Suisse Warburg Pincus High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds, a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation.

    The Fund is authorized to offer four classes of shares: Common, Class A, Class B, and Class C shares. Each class of shares represents an equal pro rata interest, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective December 12, 2001, the Common Class closed to new investments and Class D closed to new investors. Common Class shares are available for purchase at net asset value by eligible institutions on behalf of their clients and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Class A shares are sold subject to a front-end sales charge of 4.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of ..25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expense paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. Results for the Class A, Class B and Class C shares are contained in a separate book.

    A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price and if there is no bid price available, the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Fund's Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

    H) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

    I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

    Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

    J) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

    In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

    The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly-traded securities, and they may be difficult or impossible to sell at the time and at the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund's security.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate as follows: .70% of average daily net assets less than or equal to $100 million; ..50% of average daily net assets greater than $100 million.

    For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:

                    GROSS                              NET                 EXPENSE
                ADVISORY FEE        WAIVER         ADVISORY FEE        REIMBURSEMENTS
                ------------        ------         ------------        --------------
                   $51,838         $(51,838)           $--                $(38,236)

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as the Fund's co-administrators. For its administrative services, CSAMSI, currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $7,405.

    For its administrative services through April 30, 2002, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

         AVERAGE DAILY NET ASSETS                                ANNUAL RATE
         ------------------------                                -----------
         First $150 million                           .07% of average daily net assets
         Second $150 million                          .06% of average daily net assets
         Over $300 million                            .05% of average daily net assets

    For the six months ended April 30, 2002, administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were $9,112 and $5,184, respectively.

    At its meeting held on February 12, 2002, the Board of Trustees adopted a resolution to approve a Co-Administrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

    In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of up to 1.00% of the average daily net assets of the Class B and Class C shares. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                              SHAREHOLDER SERVICING/
          FUND                                                   DISTRIBUTION FEE
          ----                                                ----------------------
          Common Class                                                $ 1,402
          Class A                                                       4,453
          Class B                                                      14,932
          Class C                                                      10,768
                                                                      -------
                                                                      $31,555
                                                                      =======

    Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $303, which is included in the Fund's transfer agent expense.

    For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Fund that it retained $20,125 from commissions earned on the sale of the Fund's shares.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $1,474, for its services to the Fund.


NOTE 3. LINE OF CREDIT

    Through June 18, 2002, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Fund had borrowings under the Prior Credit Facility as follows:

         AVERAGE DAILY            WEIGHTED AVERAGE               MAXIMUM DAILY
         LOAN BALANCE              INTEREST RATE %             LOAN OUTSTANDING
         -------------            ----------------             ----------------
            $1,858                      1.476%                      $254,000

    Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit

Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.


NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $5,379,087 and $4,004,813, respectively.

    At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net depreciation from investments (based on cost for federal income tax purposes) were $592,363 and $1,037,525 and $445,162, respectively.


NOTE 5. CAPITAL SHARE TRANSACTIONS

    The fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class and an unlimited number of shares are classified as the Class A, Class B, Class C, and Class D. Transactions in capital shares for each class were as follows:

                                                                                   COMMON CLASS
                                                       -------------------------------------------------------------------
                                                          FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                         APRIL 30, 2002 (UNAUDITED)                OCTOBER 31, 2001
                                                       ------------------------------       ------------------------------
                                                        SHARES                VALUE          SHARES                VALUE
                                                       --------            ----------       --------             ---------
Shares sold                                             180,074            $1,446,483         75,649             $ 642,486
Shares issued in reinvestment
   of dividends                                           4,508                36,367          3,579                29,839
Shares redeemed                                         (35,519)             (285,857)       (20,068)             (172,116)
                                                       --------            ----------       --------             ---------
Net increase                                            149,063            $1,196,993         59,160             $ 500,209
                                                       ========            ==========       ========             =========


                                                                                    CLASS A
                                                      --------------------------------------------------------------------
                                                          FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                         APRIL 30, 2002 (UNAUDITED)                OCTOBER 31, 2001
                                                      -------------------------------      -------------------------------
                                                       SHARES                VALUE           SHARES               VALUE
                                                      ---------           -----------      ---------           -----------
Shares sold                                             133,206           $ 1,078,722        197,530           $ 1,733,956
Shares issued in reinvestment
   of dividends                                          22,324               180,819         57,078               483,487
Shares redeemed                                        (232,857)           (1,882,613)      (358,494)           (3,056,989)
                                                      ---------           -----------      ---------           -----------
Net decrease                                            (77,327)          $  (623,072)      (103,886)          $  (839,546)
                                                      =========           ===========      =========           ===========

                                                                                     CLASS B
                                                       -------------------------------------------------------------------
                                                           FOR THE SIX MONTHS ENDED               FOR THE YEAR ENDED
                                                          APRIL 30, 2002 (UNAUDITED)               OCTOBER 31, 2001
                                                       ------------------------------       ------------------------------
                                                        SHARES               VALUE           SHARES                VALUE
                                                       --------            ----------       --------             ---------
Shares sold                                             233,599            $1,895,693         69,009             $ 580,160
Shares issued in reinvestment
   of dividends                                           4,247                34,316          7,780                65,742
Shares redeemed                                         (23,765)             (191,905)       (17,677)             (147,359)
                                                       --------            ----------       --------             ---------
Net increase                                            214,081            $1,738,104         59,112             $ 498,543
                                                       ========            ==========       ========             =========


                                                                                     CLASS C
                                                       -------------------------------------------------------------------
                                                          FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                         APRIL 30, 2002 (UNAUDITED)                OCTOBER 31, 2001
                                                       ------------------------------       ------------------------------
                                                        SHARES                VALUE          SHARES                VALUE
                                                       --------            ----------       --------             ---------
Shares sold                                              56,803              $460,931         78,836              $670,108
Shares issued in reinvestment
   of dividends                                           2,325                18,776          1,822                15,106
Shares redeemed                                            (329)               (2,682)       (11,455)              (96,373)
                                                        -------              --------       --------              --------
Net increase                                             58,799              $477,025         69,203              $588,841
                                                        =======              ========       ========              ========


                                                                                    CLASS D
                                                      --------------------------------------------------------------------
                                                          FOR THE SIX MONTHS ENDED                FOR THE YEAR ENDED
                                                         APRIL 30, 2002 (UNAUDITED)                OCTOBER 31, 2001
                                                      -------------------------------      -------------------------------
                                                        SHARES               VALUE           SHARES                VALUE
                                                      ---------           -----------      ---------             ---------
Shares sold                                              39,302              $314,380        101,702             $ 880,680
Shares issued in reinvestment
   of dividends                                           6,488                52,384         20,010               170,298
Shares redeemed                                        (231,851)           (1,868,512)      (107,858)             (934,312)
                                                      ---------           -----------      ---------             ---------
Net increase (decrease)                                (186,061)          $(1,501,748)        13,854             $ 116,666
                                                      =========           ===========      =========             =========


NOTE 6. FUTURES CONTRACTS

    The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to a deposit of cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2002, the Fund had no open futures contracts.

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